SHARE-BASED PAYMENTS - Narrative (Details)		3 Months Ended
	Jan. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Time vested options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.35
Group performance based options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.65
RSU's
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
PSU's
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
ESOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term		5 years
ESOP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term		3 years
2019 & 2023 ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life of outstanding shares		4 years 9 months	5 years 9 months